Document and Entity Information	Feb. 10, 2023
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Amendment Flag	true
Entity Central Index Key	0001805890
Document Type	8-K/A
Document Period End Date	Feb. 10, 2023
Entity Registrant Name	FUSION PHARMACEUTICALS INC.
Entity Incorporation State Country Code	Z4
Entity File Number	001-39344
Entity Address, Address Line One	270 Longwood Road South
Entity Address, City or Town	Hamilton
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L8P 0A6
City Area Code	(289)
Local Phone Number	799-0891
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares, no par value per share
Trading Symbol	FUSN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to Form 8-K of Fusion Pharmaceuticals Inc. (the “Company”) amends the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 13, 2023 (the “Original Filing”). The amendment is being filed to include fix a typographical error in Exhibit 99.1. This amendment contains no changes to the other information provided in the Original Filing, which is hereby amended and restated in its entirety.